Award Timing Disclosure	12 Months Ended
Oct. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our policy is to not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in no changes to the price of our common stock, such as a significant positive or negative earnings announcement, and not time the public release of such information based on stock option grant dates. In addition, it is our policy to not grant stock options or similar awards during periods in which there is material nonpublic information about our company, including (i) during “blackout” periods or outside a “trading window” established in connection with the public release of earnings information under our insider trading policy or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. With respect to our annual equity grants, the Compensation & Human Resources Committee typically approves such grants at its regular meeting held in December of each year. If the Committee’s meeting is held before the filing of our annual report on Form 10-K for the recently completed fiscal year, then such equity grants will typically be granted effective as of the fourth trading day following the filing of our annual report on Form 10-K for such recently completed fiscal year (with the first day being the filing date), and any options granted will have a per share exercise price equal to the closing price of our common stock on the grant date. Although the Committee may decide, in its sole discretion, to deviate from this equity grant timing depending upon facts and circumstances (i.e., a pending material business development), we did not deviate from this timing during fiscal 2025 or time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	With respect to our annual equity grants, the Compensation & Human Resources Committee typically approves such grants at its regular meeting held in December of each year. If the Committee’s meeting is held before the filing of our annual report on Form 10-K for the recently completed fiscal year, then such equity grants will typically be granted effective as of the fourth trading day following the filing of our annual report on Form 10-K for such recently completed fiscal year (with the first day being the filing date), and any options granted will have a per share exercise price equal to the closing price of our common stock on the grant date. Although the Committee may decide, in its sole discretion, to deviate from this equity grant timing depending upon facts and circumstances (i.e., a pending material business development), we did not deviate from this timing during fiscal 2025 or time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	In addition, it is our policy to not grant stock options or similar awards during periods in which there is material nonpublic information about our company, including (i) during “blackout” periods or outside a “trading window” established in connection with the public release of earnings information under our insider trading policy or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false